Label	Element	Value
Dimensional Emerging Markets Sustainability Core 1 ETF | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.90%
Dimensional Emerging Markets Sustainability Core 1 ETF | Tencent Holdings, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.00%
Dimensional Emerging Markets Sustainability Core 1 ETF | Alibaba Group Holding, Ltd., Class W [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%
Dimensional Emerging Markets Sustainability Core 1 ETF | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Dimensional Emerging Markets Sustainability Core 1 ETF | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%
Dimensional Emerging Markets Sustainability Core 1 ETF | Meituan, Class W [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.80%
Dimensional Emerging Markets Sustainability Core 1 ETF | PDD Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Dimensional Emerging Markets Sustainability Core 1 ETF | China Construction Bank Corp., Class H [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Dimensional Emerging Markets Sustainability Core 1 ETF | Hon Hai Precision Industry Co., Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Dimensional Emerging Markets Sustainability Core 1 ETF | Xiaomi Corp., Class W [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Dimensional Emerging Markets Sustainability Core 1 ETF | China
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	29.80%
Dimensional Emerging Markets Sustainability Core 1 ETF | Taiwan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	21.00%
Dimensional Emerging Markets Sustainability Core 1 ETF | India
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.70%
Dimensional Emerging Markets Sustainability Core 1 ETF | South Korea
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.40%
Dimensional Emerging Markets Sustainability Core 1 ETF | Brazil
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Dimensional Emerging Markets Sustainability Core 1 ETF | Saudi Arabia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
Dimensional Emerging Markets Sustainability Core 1 ETF | South Africa
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
Dimensional Emerging Markets Sustainability Core 1 ETF | United Arab Emirates
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%
Dimensional Emerging Markets Sustainability Core 1 ETF | Mexico
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.80%
Dimensional Emerging Markets Sustainability Core 1 ETF | Poland
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%